PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid Expenses and Other Current Assets
Value-added tax		¥ 43,595	¥ 19,542
Other receivables		10,252	8,049
Prepaid expenses		9,595	3,264
Short-term loans			14,559
Advances to suppliers		2,129	8,359
Rental deposits		1,787	4,474
Total	$ 9,675	¥ 67,358	¥ 58,247